EARNINGS (LOSSES) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS (LOSSES) PER SHARE
Schedule of computation of basic and diluted losses per share

	Years Ended December 31,
	2022	2023	2024
Net (loss) income attributable to ordinary shareholders — basic	(1,821)	4,085	3,048
Net (loss) income attributable to ordinary shareholders — diluted	(1,821)	4,205	3,160
Weighted average ordinary shares outstanding — basic	3,111,196,757	3,183,163,131	3,115,130,107
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	—	44,331,080	36,507,943
Dilutive effect of convertible senior notes	—	123,927,000	126,670,240
Weighted average ordinary shares outstanding — diluted	3,111,196,757	3,351,421,211	3,278,308,290
Basic (losses) earnings per share	(0.59)	1.28	0.98
Diluted (losses) earnings per share	(0.59)	1.25	0.96

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of December 31,
	2022	2023	2024
Outstanding employee options and nonvested restricted stocks	76,939,150	53,132,230	45,194,870
Shares of convertible senior notes	120,601,000	—	—
Total	197,540,150	53,132,230	45,194,870